Operating segment and geographic data - Schedule of Depreciation and amortization, Capital expenditure, and Total assets by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 780	$ 814	$ 893
Capital expenditure	770	762	820
Total assets	40,940	39,148	40,260
Equity method investments	187	130
Electrification
Segment Reporting Information [Line Items]
Depreciation and amortization	365	382	416
Capital expenditure	386	343	314
Total assets	12,668	12,500	12,096
Motion
Segment Reporting Information [Line Items]
Depreciation and amortization	149	141	172
Capital expenditure	171	150	230
Total assets	7,016	6,565	5,936
Process Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	56	75	83
Capital expenditure	66	100	85
Total assets	4,971	4,598	5,009
Robotics & Discrete Automation
Segment Reporting Information [Line Items]
Depreciation and amortization	138	141	144
Capital expenditure	71	86	96
Total assets	5,047	4,901	4,860
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	72	75	78
Capital expenditure	76	83	95
Total assets	$ 11,238	$ 10,584	12,359
Corporate and Other [Member] | Hitachi ABB Power Grids
Segment Reporting Information [Line Items]
Equity method investments			$ 1,609